Income Tax - Summary of Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ 115,743,892	$ 81,636,828	$ 84,614,271
UAE
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	114,383,349	99,688,931	122,422,324
BVI
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(20,798)	(3,810)	(1,227)
Mainland PRC
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(11,061,063)	(16,736,026)	(35,920,356)
HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	1,468,015	593,949	286,843
Cayman Islands
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	11,616,105	(1,497,198)	(2,152,866)
Singapore
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ (641,716)	$ (409,018)	$ (20,447)